Net Loss Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
The following table sets forth the computation of basic and diluted loss per share of the Company's ordinary shares, net of non-controlling interest:

	Six months ended June 30,
	2025	2024
Numerator:
Net loss attributable to ordinary shareholders from continuing operations	$(28,892)	$(47,156)
Net loss attributable to ordinary shareholders from discontinued operations	—	(584)
Net loss attributable to ordinary shareholders	$(28,892)	$(47,740)

Denominator:
Weighted average shares outstanding used in calculating net loss per share	456,872,902	456,477,820

Basic and diluted loss per share:
Net loss per share from continuing operations	$(0.06)	$(0.10)
Net loss per share from discontinued operations	$—	$(0.00)
Net loss per share	$(0.06)	$(0.10)

Basic and diluted loss per share are computed using the weighted average number of ordinary shares outstanding during the period.
The following is a summary of outstanding potential ordinary shares that have been excluded from the computation of diluted net loss per share attributable to ordinary shareholders because their inclusion would have been anti-dilutive:

	Six months ended June 30,
	2025	2024
Convertible debt	57,670,445	33,021,304
Restricted stock units	4,364,561	1,266,753